ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2025
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable from third-party customers, net, consist of the following:

	As of March 31,
	2025	2024
Accounts receivable. third-party customers	$18,259,749	$9,546,483
Less: allowance for estimated credit loss	(653,470)	(382,731)
Accounts receivable from third-party customers, net	$17,606,279	$9,163,752

Approximately 97.9% of the March 31, 2024 gross accounts receivable balance has been collected by the end of August 2024. Approximately $12.3 million or 67.5% of the March 31, 2025 gross accounts receivable balance has been subsequently collected and the remaining balance is expected to be collected by the end of August 2025.

The following table summarizes the Company’s outstanding gross accounts receivable and subsequent collection by aging bucket:

	Balance as of	Subsequent	% of subsequent
Accounts receivable by aging bucket	March 31, 2025	collection	collection
Less than 6 months	$17,650,236	$12,331,018	69.9%
From 7 to 9 months	18,586	—	0.0%
From 10 to 12 months	—	—	0.0%
Over 1 year	590,927	—	0.0%
Total gross accounts receivable	$18,259,749	$12,331,018	67.5%

	Balance as of	Subsequent	% of subsequent
Accounts receivable by aging bucket	March 31, 2024	collection	collection
Less than 6 months	$8,834,530	$8,834,530	100.0%
From 7 to 9 months	212,590	212,590	100.0%
From 10 to 12 months	298,518	298,518	100.0%
Over 1 year	200,845	—	0.0%
Total gross accounts receivable	$9,546,483	$9,345,638	97.9%

Allowance for doubtful accounts movement is as follows:

	As of March 31,
	2025	2024
Beginning balance	$382,731	$529,003
Additions	274,115	—
Bad debt recovery	—	(137,831)
Foreign currency translation adjustments	(3,376)	(8,441)
Ending balance	$653,470	$382,731